Earning per unit and cash distributions	9 Months Ended
Sep. 30, 2019
Earning per unit and cash distributions
Earning per unit and cash distributions

17. Earning per unit and cash distributions

The calculation of basic and diluted earnings per unit are presented below:

	Three months ended		Nine months ended
	September 30,		September 30,
(in thousands of U.S. dollars, except per unit numbers)	2019	2018	2019	2018
Net income	$13,704	$19,882	$33,995	$61,511
Adjustment for:
Preferred unitholders' interest in net income	3,482	3,288	10,224	8,951
Limited partners' interest in net income	10,222	16,594	23,771	52,560
Less: Dividends paid or to be paid (1)	(15,036)	(15,003)	(45,104)	(44,945)
Under (over) distributed earnings	(4,814)	1,591	(21,333)	7,615
Under (over) distributed earnings attributable to:
Common units public	(2,606)	860	(11,549)	4,115
Common units Höegh LNG	(2,208)	101	(3,251)	482
Subordinated units Höegh LNG	—	630	(6,533)	3,018
	(4,814)	1,591	(21,333)	7,615
Basic weighted average units outstanding (in thousands)
Common units public	18,009	17,901	17,977	17,827
Common units Höegh LNG	8,536	2,101	4,270	2,101
Subordinated units Höegh LNG	6,721	13,156	10,987	13,156

Diluted weighted average units outstanding (in thousands)
Common units public	18,030	17,917	17,993	17,840
Common units Höegh LNG	8,536	2,101	4,270	2,101
Subordinated units Höegh LNG	6,721	13,156	10,987	13,156

Basic earnings per unit (2):
Common unit public	$0.30	$0.49	$0.68	$1.56
Common unit Höegh LNG (3)	$0.57	$0.51	$1.36	$1.63
Subordinated unit Höegh LNG (3)	$—	$0.51	$0.52	$1.63

Diluted earnings per unit (2):
Common unit public	$0.29	$0.49	$0.68	$1.55
Common unit Höegh LNG (3)	$0.57	$0.51	$1.36	$1.63
Subordinated unit Höegh LNG (3)	$—	$0.51	$0.52	$1.63
(1)

Includes all distributions paid or to be paid in relationship to the period, regardless of whether the declaration and payment dates were prior to the end of the period and is based the number of units outstanding at the period end.

(2)

Effective March 21, 2019, granted 10,917 phantom units to the CEO/CFO of the Partnership. One-third of such phantom units vest as of November 30, 2019, 2020 and 2021, respectively. Effective March 23, 2018, the Partnership granted 14,584 phantom units to the then-serving CEO/CFO of the Partnership. One-third of such phantom units vest as of November 30, 2019, 2020 and 2021, respectively. Effective June 3, 2016, the Partnership granted 21,500 phantom units to the then-serving CEO/CFO of the Partnership. One-third of such phantom units vest as of December 31, 2017, November 30, 2018 and November 30, 2019, respectively. On September 14, 2018, the plan was amended for to extend the terms and conditions of such unvested units for the grants effective March 23, 2017 and June 3, 2016 of the then-serving CEO/CFO that resigned as CEO/CFO of the Partnership. The phantom units impact the diluted weighted average units outstanding.

(3)

Includes total amounts attributable to incentive distributions rights (IDRs) of $399 and $1,197 for the three and nine months ended September 30, 2019, respectively, of which $399 and $509 for the three and nine months ended September 30, 2019, respectively, were attributed to common units owned by Höegh LNG. The total amount attributable to incentive distributions rights of $688 for the nine months ended September 30, 2019, were attributed to subordinated units owned by Höegh LNG. For the three and nine months ended September 30, 2018, total amounts attributable to incentive distributions rights of $398 and $1,193, of which $55 and $164 were attributed to common units owned by Höegh LNG and $343 and $1,029 were attributed to subordinated units owned by Höegh LNG.

(4)	On August 16, 2019, all subordinated units converted in to common units on a one-for-one basis.

Earnings per unit is calculated by dividing net income by the weighted average number of common and subordinated units outstanding during the applicable period.

The common unitholders’ and subordinated unitholders’ interest in net income are calculated as if all net income were distributed according to terms of the Partnership’s Second Amended and Restated Agreement of Limited Partnership (the “Partnership Agreement”), regardless of whether those earnings would or could be distributed. The Partnership Agreement does not provide for the distribution of net income; rather, it provides for the distribution of available cash. Available cash, a contractual defined term, generally means all cash on hand at the end of the quarter after deduction for cash reserves established by the board of directors and the Partnership’s subsidiaries to i) provide for the proper conduct of the business (including reserves for future capital expenditures and for the anticipated credit needs); ii) comply with applicable law, any of the debt instruments or other agreements; iii) provide funds for payments on the Series A preferred units; and iv) provide funds for distributions to the unitholders for any one or more of the next four quarters. Therefore, the earnings per unit are not indicative of future cash distributions that may be made. Unlike available cash, net income is affected by non-cash items, such as depreciation and amortization, unrealized gains or losses on derivative instruments and unrealized gains or losses on foreign exchange transactions.

The common unitholders’ interest in net income are calculated as if all net income were distributed according to terms of the Partnership’s Second Amended and Restated Agreement of Limited Partnership (the “Partnership Agreement”), regardless of whether those earnings would or could be distributed. The Partnership Agreement does not provide for the distribution of net income; rather, it provides for the distribution of available cash. Available cash, a contractual defined term, generally means all cash on hand at the end of the quarter after deduction for cash reserves established by the board of directors and the Partnership’s subsidiaries to i) provide for the proper conduct of the business (including reserves for future capital expenditures and for the anticipated credit needs); ii) comply with applicable law, any of the debt instruments or other agreements; iii) provide funds for payments on the Series A preferred units; and iv) provide funds for distributions to the unitholders for any one or more of the next four quarters. Therefore, the earnings per unit are not indicative of future cash distributions that may be made. Unlike available cash, net income is affected by non-cash items, such as depreciation and amortization, unrealized gains or losses on derivative instruments and unrealized gains or losses on foreign exchange transactions.

In addition, Höegh LNG currently holds all the IDRs in the Partnership. IDRs represent the rights to receive an increasing percentage of quarterly distributions of available cash for operating surplus after the minimum quarterly distribution and the target distribution levels have been achieved.

Distributions of available cash from operating surplus are to be made among the unitholders and the holders of the IDRs in the following manner for any quarter after the subordination period:

•	first, 100.0% to all common unitholders, pro rata, until each such unitholder receives a total of $0.388125 per unit for that quarter (the “first target distribution”);
•

second,  85.0% to all common unitholders, pro rata, and 15.0% to the holders of the IDRs, pro rata, until each such unitholder receives a total of $0.421875 per unit for that quarter (the “second target distribution”);

•

third,  75.0% to all common unitholders, pro rata, and 25.0% to the holders of the IDRs, pro rata, until each such unitholder receives a total of $0.50625 per unit for that quarter (the “third target distribution”); and

•	thereafter, 50.0% to all common unitholders, pro rata, and 50.0% to the holders of the IDRs, pro rata.

In each case, the percentage interests set forth above assume that the Partnership does not issue additional classes of equity securities.